SIGNIFICANT ACCOUNTING POLICIES (Ownership percentage of principal subsidiaries) (Details)	12 Months Ended
Dec. 31, 2017
Gildan Activewear SRL
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Branded Apparel SRL
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan USA Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Yarns, LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Honduras Properties, S. de R.L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Apparel (Canada) LP
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Activewear (UK) Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Hosiery Rio Nance, S. de R.L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Activewear Honduras Textile Company, S. de R.L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Activewear (Eden) Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Mayan Textiles, S. de R.L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
A.K.H., S. de R. L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%